Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Trade and Other Payables

	2018	2017
	£m	£m
Trade payables	3,645	3,528
Wages and salaries	1,355	1,228
Social security	139	166
Consumer Healthcare put option	0	8,606
ViiV Healthcare put option	1,240	1,304
Other payables	401	363
Deferred income	216	240
Customer return and rebate accruals	5,064	3,463
Other accruals	1,977	2,072

	14,037	20,970

Summary of Increase/(Decrease) in Financial Liability and Loss/(Gain) in Income Statement

Pfizer’s put option over its shareholding in ViiV Healthcare is currently exercisable. The amount of the liability recognised is derived from several valuation methodologies, including reference to market multiples of comparable companies. The table below shows on an indicative basis the income statement and balance sheet sensitivity of the Pfizer put option to reasonably possible changes in key assumptions.

Increase/(decrease) in financial liability and loss/(gain) in Income statement	2018 £m
10% increase in sales forecasts	140
10% decrease in sales forecasts	(140)
10 cent appreciation of US Dollar	75
10 cent depreciation of US Dollar	(64)
10 cent appreciation of Euro	44
10 cent depreciation of Euro	(37)